Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2019	2018

Commitments to extend credit	$260,579	$228,427
Standby letters of credit	1,616	1,656

Total	$262,195	$230,083

Lease, Cost [Table Text Block]
For the Twelve
Months Ended
December 31, 2019
Lease Costs:
Finance lease cost:
Amortization of right-of-use asset	$360
Interest Expense	132
Other	57
Operating lease cost	245
Total lease cost	$794

Lease, Term and Discount Rate [Table Text Block]
	Operating	Finance
Weighted-average term (years)	6.5	13.7
Weighted-average discount rate	2.9%	3.3%

Operating and Finance Lease, Liability, Maturity [Table Text Block]
	Operating	Finance
Undiscounted cash flows due within:
2020	$185	$458
2021	169	476
2022	169	478
2023	169	478
2024	133	478
2025 and thereafter	174	2,749
Total undiscounted cash flows	999	5,117

Impact of present value discount	(93)	(1,019)

Amount reported on balance sheet	$906	$4,098